Summary Prospectus and
Prospectus Supplement

August 1, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated August 1, 2017 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated May 1, 2017

Global Franchise Portfolio
Global Quality Portfolio
International Equity Portfolio
(the "Funds")

Effective December 31, 2017, Christian Derold will no longer serve as a portfolio manager to each Fund. Accordingly, effective December 31, 2017, all references to Mr. Derold will be removed from each Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

  MSIFDEROLDSPT 7/17